Earnings and Loss per Share	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Earnings and Loss per Share
24. Earnings and Loss per Share
The Group reported basic and diluted loss and earnings per share during the year ended December 31, 2023, 2022 and 2021. Basic and diluted loss per share and basic earnings per share are calculated by dividing the net profit or loss by the weighted-average number of ordinary shares outstanding for the reporting period. Diluted earnings per share for the year ended December 31, 2022 are calculated by adjusting the weighted-average number of ordinary shares outstanding for any dilutive effects resulting from equity awards granted to the Board of Directors and employees of the Group as well as from publicly traded Immatics Warrants. The Group’s equity awards and Immatics Warrants for which the exercise price is exceeding the Group’s weighted average share price for the year ended December 31, 2022 are anti-dilutive instruments and are excluded in the calculation of diluted weighted average number of ordinary shares. The Group was loss-making during the year ended December 31, 2023 and 2021, therefore all instruments are anti-dilutive instruments and are excluded in the calculation of diluted weighted average number of ordinary shares outstanding, including the equity awards and the
7,187,500 Immatics Warrants issued in 2020 and outstanding as of December 31, 2023.

	Year ended December 31,
	2023	2022	2021
	(Euros in thousands, except share and per share data)
Net profit/(loss)	(96,994)	37,514	(93,335)
Basic	(1.20)	0.56	(1.48)
Diluted	(1.20)	0.55	(1.48)
Weighted average shares outstanding:
Basic	80,546,682	67,220,824	62,912,921
Diluted	80,546,682	68,824,906	62,912,921